Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of June 30, 2023 and December 31, 2022 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade accounts payable	82,838	84,465
Down payments from clients	5,216	11,169
Other accounts payable	61,111	44,596
Total	149,165	140,230